Lines Of Business (Summary Of Business Segment) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									$ 151,773,984	$ 122,064,884	$ 121,184,834
Intersegment sales									0	0	0
Total net sales	40,348,459	42,261,929	41,165,502	27,998,094	34,704,899	38,565,133	31,384,137	17,410,715	151,773,984	122,064,884	121,184,834
Income (loss) from operations	(267,643)	(472,598)	4,567,050	(3,524,458)	2,381,765	1,994,572	132,568	(7,484,719)	302,351	(2,975,814)	142,132
Other income, net									4,083,366	4,768,122	(218,210)
Income (Loss) before income taxes									4,385,717	1,792,308	(76,078)
Identifiable Assets	133,827,397				131,183,271				133,827,397	131,183,271	127,098,705
Total Assets	181,288,145				173,654,810				181,288,145	173,654,810	174,098,828
Cement Business [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									53,616,941	46,801,814	49,436,170
Intersegment sales									20,027,870	15,342,831	14,846,799
Total net sales									73,644,811	62,144,645	64,282,969
Income (loss) from operations									10,243,708	1,502,909	6,147,514
Identifiable Assets	88,491,938				84,843,017				88,491,938	84,843,017	89,992,392
Ready-Mixed Concrete Business [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									98,157,043	75,263,070	71,748,664
Intersegment sales									4,563	42,383	14,667
Total net sales									98,161,606	75,305,453	71,763,331
Income (loss) from operations									(9,941,357)	(4,478,723)	(6,005,382)
Identifiable Assets	45,335,459				46,340,254				45,335,459	46,340,254	37,106,313
Adjustments and Elimination [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									0	0	0
Intersegment sales									(20,032,433)	(15,385,214)	(14,861,466)
Total net sales									(20,032,433)	(15,385,214)	(14,861,466)
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	$ 47,460,748				$ 42,471,539				$ 47,460,748	$ 42,471,539	$ 47,000,123